Expense Example	Feb. 28, 2025 USD ($)
Monarch Ambassador Income Index ETF | Monarch Ambassador Income Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,470
Monarch Blue Chips Core Index ETF | Monarch Blue Chips Core Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,301
Monarch Dividend Plus Index ETF | Monarch Dividend Plus Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
Monarch ProCap Index ETF | Monarch ProCap Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Monarch Select Subsector Index ETF | Monarch Select Subsector Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
Monarch Volume Factor Dividend Tree Index ETF | Monarch Volume Factor Dividend Tree Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
Monarch Volume Factor Global Unconstrained Index ETF | Monarch Volume Factor Global Unconstrained Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	$ 1,702